16. Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Carrying amount and estimated fair value of the Company's financial instruments
(Dollars in thousands)
		Fair Value Measurements at December 31, 2013
	Carrying Amount	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$76,773	76,773	-	-	76,773
Investment securities available for sale	297,890	1,689	294,951	1,250	297,890
Other investments	4,990	-	-	4,990	4,990
Mortgage loans held for sale	497	-	-	497	497
Loans, net	607,459	-	-	612,132	612,132
Cash surrender value of life insurance	13,706	-	13,706	-	13,706

Liabilities:
Deposits	$799,361	-	798,460	-	798,460
Securities sold under agreements
to repurchase	45,396	-	45,396	-	45,396
FHLB borrowings	65,000	-	65,891	-	65,891
Junior subordinated debentures	20,619	-	20,619	-	20,619

(Dollars in thousands)
		Fair Value Measurements at December 31, 2012
	Carrying Amount	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$48,843	48,843	-	-	48,843
Investment securities available for sale	297,823	1,468	295,105	1,250	297,823
Other investments	5,599	-	-	5,599	5,599
Mortgage loans held for sale	6,922	-	-	6,922	6,922
Loans, net	605,551	-	-	599,996	599,996
Cash surrender value of life insurance	13,273	-	13,273	-	13,273

Liabilities:
Deposits	$781,525	-	780,662	-	780,662
Securities sold under agreements
to repurchase	34,578	-	34,578	-	34,578
FHLB borrowings	70,000	-	76,375	-	76,375
Junior subordinated debentures	20,619	-	20,619	-	20,619